Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses [Abstract]
Accrued Expenses

6. Accrued Expenses

Accrued expenses consisted of the following:

	March 31,	December 31,
	2026	2025
Accrued excise tax	$1,834	$1,928
Dividends payable	5,128	3,778
Accrued payroll	329	328
Accrued clinical trial	2,088	1,271
Accrued other	274	334
Accrued expenses	$9,653	$7,639

6. Accrued Expenses

Accrued expenses consisted of the following:

	December 31,	December 31,
	2025	2024
Accrued excise tax	$1,928	$2,248
Dividends payable	3,778	691
Accrued payroll	328	204
Accrued clinical trial	1,271	43
Accrued other	334	527
Accrued expenses	$7,639	$3,713